Employee Benefits - Summary of Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	¥ 124,069
Remeasurement
Balance at end of year	38,092	¥ 124,069
Japanese plans [Member] | Present value of defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,964,655	2,077,151
Current service cost	80,133	87,452
Interest cost / income	21,666	14,816
Remeasurement
Changes in demographic assumptions	850	2,707
Changes in financial assumptions	(74,816)	(120,279)
Other	(2,926)	(9,673)
Past service cost	418	(1,419)
Plan participants' contributions	1,143	1,523
Benefits paid	(90,283)	(87,624)
Effect of changes in exchange rates and other	(2,501)
Balance at end of year	1,898,339	1,964,655
Japanese plans [Member] | Fair value of plan assets [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,840,586	1,844,819
Interest cost / income	21,377	13,576
Remeasurement
Actual return on plan assets, excluding interest income	266,101	(8,619)
Employer contributions	47,459	32,682
Plan participants' contributions	1,143	1,523
Benefits paid	(47,610)	(43,397)
Effect of changes in exchange rates and other	(579)
Balance at end of year	2,128,476	1,840,586
Japanese plans [Member] | The impact of minimum funding requirement and asset ceiling [Member]
Remeasurement
Balance at end of year	268,228
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	313,869
Remeasurement
Benefits paid	911,886
Balance at end of year	366,098	313,869
Foreign plans [Member] | Present value of defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,423,263	1,487,644
Current service cost	45,581	55,000
Interest cost / income	73,014	57,079
Remeasurement
Changes in demographic assumptions	1,337	30,743
Changes in financial assumptions	(16,818)	(258,990)
Other	2,222	18,248
Past service cost	(18)	3,405
Plan participants' contributions	3,835	3,575
Benefits paid	(64,789)	(60,614)
Effect of changes in exchange rates and other	183,389	87,173
Balance at end of year	1,651,016	1,423,263
Foreign plans [Member] | Fair value of plan assets [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,109,394	1,224,656
Interest cost / income	73,033	48,386
Remeasurement
Actual return on plan assets, excluding interest income	(30,407)	(216,474)
Employer contributions	18,252	16,421
Plan participants' contributions	3,835	3,575
Benefits paid	(34,845)	(34,017)
Effect of changes in exchange rates and other	145,656	66,849
Balance at end of year	¥ 1,284,918	¥ 1,109,394